Feb. 07, 2023

Supplement to the

Summary Prospectus and Prospectus

each dated January 28, 2023

Effective immediately, the first sentence in the last paragraph under the “Principal Investment Strategies” section on page 2 of each of the Summary Prospectus and the Prospectus is replaced with the following:

The Fund is generally rebalanced daily in order to manage risk and reposition the portfolio to reflect earnings releases, stock price movements, and other new information related to particular companies.

Please retain this Supplement for future reference.

Gotham 1000 Value ETF | Gotham 1000 Value ETF
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